NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Net income/(loss) per share attributable to ordinary shareholders
NET INCOME/(LOSS) PER SHARE

25. NET INCOME/(LOSS) PER SHARE

Basic and diluted net loss per share for each of the years/periods presented are calculated as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Numerator:
Net income/(loss) attributable to YUNJI INC’s ordinary shareholders	131,966	(138,173)	(165,129)

Denominator:
Denominator for basic earnings per ordinary share
-Weighted average ordinary shares outstanding	2,139,963,573	2,088,319,721	1,971,108,505
Dilutive effect of share options	7,242,017	-	-

Denominator for diluted earnings per ordinary share	2,147,205,590	2,088,319,721	1,971,108,505

Net income/(loss) per share attributable to ordinary shareholders:
-Basic	0.06	(0.07)	(0.08)
-Diluted	0.06	(0.07)	(0.08)

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

For the year ended December 31, 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect. The effects of all outstanding share options and RSUs have also been excluded from the computation of diluted loss per share for the years ended December 31, 2022 and 2023 as their effects would be anti-dilutive. For the year ended December 31, 2021, the Company had potential ordinary shares, including non-vested restricted shares, and option granted which were included in the computation of diluted EPS in 2021. As the Group incurred losses for the years ended December 31, 2022 and 2023, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)